Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Operating Income/(Expenses)

Million US dollar	2022	2021	2020
Brazilian tax credits	201	226	481
Government grants	311	322	227
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	82	65	56
License income	27	25	22
Net rental and other operating income	220	167	58

Other operating income/(expenses)	841	805	845